Stock-Based Compensation - Summary of Option Activity (Detail) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Total Number of Shares, Beginning Balance	3,000,264	2,556,269
Total Number of Shares, Granted	79,000	443,995
Total Number of Shares, Exercised	0	0
Total Number of Shares, Cancelled	0	0
Total Number of Shares, Ending Balance	3,079,264	3,000,264
Total Number of Shares, Exercisable	1,912,321	1,739,455
Weighted-Average Exercise Price Per Share, Beginning Balance	$ 3.39	$ 3.47
Weighted-Average Exercise Price Per Share, Granted	$ 1.18	$ 2.96
Weighted-Average Exercise Price Per Share, Exercised	$ 0	$ 0
Weighted-Average Exercise Price Per Share, Cancelled	$ 0	$ 0
Weighted-Average Exercise Price Per Share, Ending Balance	$ 3.33	$ 3.39
Weighted-Average Exercise Price Per Share, Exercisable	$ 3.40	$ 3.39
Weighted-Average Remaining Contractual Term, Ending Balance	7 years 8 months 1 day	7 years 10 months 10 days
Weighted-Average Remaining Contractual Term, Exercisable	7 years 4 months 24 days	7 years 7 months 6 days
Aggregate Intrinsic Value, Ending Balance	$ 0	$ 0
Aggregate Intrinsic Value, Exercisable	$ 0	$ 0